Average Annual Total Returns{- Fidelity Flex® Short-Term Bond Fund} - 08.31 Fidelity Flex Short-Term Bond Fund PRO-06 - Fidelity Flex® Short-Term Bond Fund	Fidelity Flex Short-Term Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Short-Term Bond Fund-Default Return Before Taxes Since Inception		Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Short-Term Bond Fund-Default After Taxes on Distributions and Sales Since Inception		LB013 Past 1 year	LB013 Since Inception
Total	4.36%	2.52%	[1]	3.36%	1.62%	[1]	2.57%	1.53%	[1]	4.03%	2.23%	[1]

[1]	(a)From March 7, 2017